UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2010

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		April 11, 2011
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	80

Form 13F Information Table Value Total:	$366,611 	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







AMERICAN CAMPUS CMNTYS
COM
024835100
$5,323.59
161,321
Sole
None
161,321
AMERICAN EXPRESS CO COM
025816109
$6,495.38
143,703
Sole
None
143,703
BAKER HUGHES INC COM
057224107
$1,431.89
19,500
Sole
None
19,500
BANK OF AMERICA CORP COM
060505104
$157.75
11,834
Sole
None
11,834
BIG LOTS INC COM
089302103
$6,215.14
143,107
Sole
None
143,107
BIOELECTRONICS CORP COM
09062H108
$0.59
60,000
Sole
None
60,000
BP PLC SPONSORED ADR
055622104
$421.18
9,542
Sole
None
9,542
BRISTOL-MYERS SQUIBB CO COM
110122108
$337.67
12,776
Sole
None
12,776
CATERPILLAR INC DEL COM
149123101
$406.43
3,650
Sole
None
3,650
CEL-SCI CORP COM NEW
150837409
$6.30
10,000
Sole
None
10,000
CHEVRON CORP NEW COM
166764100
$3,224.27
29,996
Sole
None
29,996
CISCO SYS INC COM
17275R102
$3,487.09
203,329
Sole
None
203,329
COHEN & STEERS INC COM
19247A100
$11,173.48
376,465
Sole
None
376,465
COMCAST CORP COM CL A
20030N101
$8,738.99
353,519
Sole
None
353,519
CONOCOPHILLIPS COM
20825c104
$212.27
2,658
Sole
None
2,658
DATATRAK INTL INC COM
238134100
$8.40
10,000
Sole
None
10,000
DG FASTCHANNEL INC COM
23326R109
$5,358.51
166,465
Sole
None
166,465
E MED FUTURE INC COM
26875d108
$0.80
133,000
Sole
None
133,000
EOG RES INC COM
26875P101
$7,250.44
61,180
Sole
None
61,180
ESTEE LAUDER COS INC COM
518439104
$5,901.57
61,245
Sole
None
61,245
EXXON CORP COM
30231G102
$978.52
11,631
Sole
None
11,631
FEC RESOURCES INC COM
30246x108
$6.48
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$356.85
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$1,748.46
102,429
Sole
None
102,429
FOREST CITY ENTERPRISES INC
COM CL A
345550107
$11,507.30
611,115
Sole
None
611,115
FRANKLIN RES INC COM
354613101
$6,567.83
52,509
Sole
None
52,509
GATX CORP COM
361448103
$6,773.43
175,205
Sole
None
175,205
GENCORP INC COM
368682100
$5,986.78
1,001,133
Sole
None
1,001,133
GENERAL ELEC CO COM
369604103
$5,710.38
284,807
Sole
None
284,807
HEWLETT PACKARD CO COM
428236103
$5,556.52
135,624
Sole
None
135,624
HUNTINGTON INGALLS IND COM
446413106
$544.85
13,129
Sole
None
13,129
INSPERITY INC
45778Q107
$6,943.96
228,570
Sole
None
228,570
INTEL CORP COM
458140100
$5,821.16
288,462
Sole
None
288,462
INTERNATIONAL BUS MACH
COM
459200101
$468.99
2,876
Sole
None
2,876
J P MORGAN CHASE & CO COM
46625H100
$5,544.63
120,274
Sole
None
120,274
JOHNSON & JOHNSON COM
478160104
$4,441.99
74,970
Sole
None
74,970
KAISER ALUMINUM CORP COM
PAR $0.01
483007704
$6,431.16
130,582
Sole
None
130,582
KENNAMETAL INC COM
489170100
$6,182.20
158,518
Sole
None
158,518
KIMBERLY CLARK CORP COM
494368103
$232.10
3,556
Sole
None
3,556
LAZARD FDS INC EMERG MKT
RETL
52106n764
$4,648.95
211,316
Sole
None
211,316
LIQUIDITY SERVICES INC COM
53635B107
$7,605.31
425,829
Sole
None
425,829
LKQ CORP COM
501889208
$5,157.52
214,005
Sole
None
214,005
LOEWS CORP COM
540424108
$2,810.85
65,232
Sole
None
65,232
LUBRIZOL CORP COM
549271104
$10,561.14
78,838
Sole
None
78,838
MAGELLAN MIDSTREAM PRT
COM UNIT RP LP
559080106
$293.31
4,900
Sole
None
4,900
MERCK & CO INC NEW COM
58933Y105
$4,826.06
146,200
Sole
None
146,200
MICROSOFT CORP COM
594918104
$2,561.34
100,880
Sole
None
100,880
MODINE MANUFACTURING
607828100
$3,852.62
238,700
Sole
None
238,700
MOTOROLA MOBILITY HLDG
COM
620097105
$540.83
22,165
Sole
None
22,165
MOTOROLA SOLUTIONS INC COM
NEW
620076307
$1,129.18
25,267
Sole
None
25,267
NEWFIELD EXPL CO COM
651290108
$10,053.84
132,270
Sole
None
132,270
NORDSON CORP COM
655663102
$13,724.13
119,278
Sole
None
119,278
NORDSTROM INC COM
655664100
$5,895.44
131,360
Sole
None
131,360
NORTHROP GRUMMAN CORP
COM
666807102
$4,948.89
78,917
Sole
None
78,917
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNOVA SOLUTIONS INC COM
682129101
$5,871.87
746,108
Sole
None
746,108
ORACLE CORP COM
68389X105
$8,992.44
268,973
Sole
None
268,973
PETSMART INC COM
716768106
$6,362.28
155,367
Sole
None
155,367
PFIZER INC COM
717081103
$493.45
24,296
Sole
None
24,296
PHILIP MORRIS INTL INC COM
718172109
$335.43
5,111
Sole
None
5,111
PROCTER & GAMBLE CO COM
742718109
$378.84
6,150
Sole
None
6,150
PROGRESSIVE CORP OHIO COM
743315103
$2,943.62
139,310
Sole
None
139,310
PULTE GROUP INC COM
745867101
$3,738.67
505,226
Sole
None
505,226
SCHLUMBERGER LTD COM
806857108
$11,599.59
124,379
Sole
None
124,379
SCHWAB CHARLES CORP NEW
COM
808513105
$10,225.23
567,123
Sole
None
567,123
SIMON PPTY GROUP NEW COM
828806109
$7,906.16
73,779
Sole
None
73,779
SKYWORKS SOLUTIONS INC COM
83088m102
$8,202.16
253,153
Sole
None
253,153
STARBUCKS CORP COM
855244109
$1,331.86
36,045
Sole
None
36,045
SVB FINL GROUP COM
78486q101
$241.95
4,250
Sole
None
4,250
TENET HEALTHCARE CORP COM
88033G100
$8,464.84
1,136,220
Sole
None
1,136,220
TERADYNE INC COM
880770102
$10,483.86
588,650
Sole
None
588,650
TETRA TECH INC NEW COM
88162G103
$8,162.09
330,583
Sole
None
330,583
TIME WARNER INC COM
887317303
$4,306.99
120,644
Sole
None
120,644
TRANSOCEAN INC COM
H8817H100
$5,007.59
64,241
Sole
None
64,241
VANGUARD/WINDSOR FD
ADMIRAL SHARES
922018403
$241.40
4,980
Sole
None
4,980
WALT DISNEY CO COM
254687106
$7,274.35
168,818
Sole
None
168,818
WELLS FARGO & CO NEW COM
949746101
$5,379.22
169,638
Sole
None
169,638
WEYERHAEUSER CO COM
962166104
$8,248.93
335,322
Sole
None
335,322
WYNDHAM WORLDWIDE CORP
COM
98310W108
$8,492.12
266,964
Sole
None
266,964
XEROX CORP COM
984121103
$5,361.58
503,435
Sole
None
503,435









$366,611.23
80